CAPITAL MANAGEMENT	9 Months Ended
Sep. 30, 2020
Disclosure of Capital Management Abstract
CAPITAL MANAGEMENT
13.	CAPITAL MANAGEMENT

The Company is not subject to externally imposed capital requirements other than the Nasdaq stock exchange (“Nasdaq”) requirement that the Company maintain a minimum bid price of $1.00. The Company currently does not meet this requirement and has until February 1, 2021 to regain compliance otherwise the Company’s securities are subject to potential delisting from Nasdaq.